Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventories	Inventories consist of:

	2019	2018
Raw materials and supplies	$1,201	$1,282
Work-in-process	339	331
Finished goods	425	408
Tooling and engineering	1,339	1,382

	$3,304	$3,403